11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of non-cash transactions (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Deferred exploration expense recorded as accounts payable	$ 0	$ 4,132	$ 9,260
Deferred exploration expense recorded as owing to related parties	$ 0	$ 0	$ 4,000